UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio

Portfolio of Investments

July 31, 2013 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 90.6%
Federal Farm Credit Bank
4/29/14 (a)	0.080%	$50,000	$50,000,000
2/10/14 (a)	0.097%	50,000	49,983,975
10/22/13 (a)	0.120%	10,000	10,000,909
1/06/14 (a)	0.125%	100,000	99,980,481
4/17/14 (a)	0.142%	2,400	2,400,267
1/17/14	0.150%	5,500	5,499,922
2/05/14	0.150%	3,500	3,500,306
5/12/14 (a)	0.152%	8,800	8,800,732
9/16/13 (a)	0.162%	10,270	10,270,420
8/15/14 (a)	0.171%	2,000	2,000,654
4/16/14 (a)	0.172%	5,600	5,601,827
6/06/14 (a)	0.175%	24,000	24,006,354
11/18/13 (a)	0.181%	20,775	20,777,822
11/19/13 (a)	0.182%	4,890	4,890,477
3/24/14 (a)	0.190%	5,000	5,001,958
1/15/14 (a)	0.191%	4,000	4,000,193
12/16/13 (a)	0.193%	5,250	5,250,754
8/22/13 (a)	0.212%	9,400	9,400,722
9/23/13 (a)	0.220%	1,300	1,300,213
10/15/13 (a)	0.230%	2,000	2,000,623
12/06/13 (a)	0.245%	6,161	6,162,841
9/16/13 (a)	0.340%	5,500	5,501,748
9/23/13	0.350%	600	600,152
6/13/14 (a)	0.350%	750	751,485
9/24/13	0.920%	600	600,656
2/27/14	1.125%	2,000	2,010,749
12/23/13	1.300%	1,095	1,099,750
1/06/14	2.200%	5,000	5,044,232
10/07/13	3.875%	3,115	3,136,241
9/04/13	5.000%	500	502,220
Federal Farm Credit Discount Notes
9/17/13	0.090%	4,500	4,499,471
10/01/13	0.100%	15,000	14,997,457
1/10/14	0.150%	1,600	1,598,920
Federal Home Loan Bank
11/18/13 (a)	0.034%	65,000	64,987,420
1/03/14 (a)	0.083%	54,970	54,963,851
2/03/14 (a)	0.083%	4,000	3,998,686
1/27/14 (a)	0.084%	40,000	39,987,250
1/24/14 (a)	0.085%	56,700	56,693,695
9/19/13 (a)	0.093%	35,000	34,997,352
6/12/14 (a)	0.094%	2,600	2,598,506
2/03/14 (a)	0.095%	1,750	1,749,322
11/13/13	0.100%	31,345	31,343,869
2/14/14 (a)	0.100%	7,400	7,399,427
8/01/13 (a)	0.110%	26,350	26,350,000
8/08/13 (a)	0.110%	10,000	10,000,028

	Yield*	Principal Amount (000)	U.S. $ Value
1/15/14 (a)	0.112%	$100,000	$99,997,580
1/16/14 (a)	0.112%	125,000	124,995,063
1/17/14 (a)	0.117%	50,000	50,000,000
8/19/13	0.120%	15,000	15,000,286
10/03/13	0.120%	50,000	49,999,389
2/12/14 (a)	0.122%	50,000	49,997,355
4/25/14 (a)	0.130%	50,000	50,000,000
11/26/13 (a)	0.139%	17,000	17,001,919
9/04/13 (a)	0.140%	7,200	7,200,442
9/06/13 (a)	0.140%	20,000	20,001,548
4/01/14 (a)	0.145%	50,000	50,000,000
11/13/13 (a)	0.154%	87,000	87,013,691
9/06/13 (a)	0.155%	90,000	90,000,028
3/06/14 (a)	0.165%	3,150	3,150,633
11/08/13 (a)	0.170%	50,000	50,010,725
12/06/13 (a)	0.170%	7,800	7,802,756
12/20/13 (a)	0.180%	1,705	1,705,662
1/02/14 (a)	0.180%	3,000	3,001,009
2/24/14 (a)	0.180%	2,000	2,000,679
12/06/13 (a)	0.190%	2,000	2,000,282
8/02/13	0.250%	1,700	1,700,005
9/06/13	0.250%	68,000	68,009,846
8/02/13	0.280%	800	800,003
8/13/13	0.280%	64,900	64,904,257
8/16/13 (a)	0.280%	5,000	5,000,479
9/05/13	0.280%	40,000	40,007,109
9/16/13	0.280%	750	750,109
11/21/13	0.280%	2,500	2,500,971
12/06/13	0.290%	1,500	1,500,498
9/03/13 (a)	0.320%	10,000	10,002,413
9/16/13 (a)	0.330%	5,000	5,001,746
8/09/13	0.370%	50,000	50,003,144
1/29/14	0.375%	33,350	33,391,527
8/28/13	0.500%	95,775	95,803,379
9/13/13	2.625%	7,405	7,426,581
10/18/13	3.625%	55,070	55,477,667
9/16/13	4.500%	9,685	9,738,022
8/14/13	5.125%	2,665	2,669,748
Federal Home Loan Bank Discount Notes
8/21/13	0.078%	50,000	49,997,639
8/21/13	0.085%	50,000	49,997,833
8/16/13	0.090%	5,000	4,999,812
8/21/13	0.090%	9,820	9,819,509
10/02/13	0.090%	100,000	99,984,500
10/23/13	0.090%	6,300	6,298,693
10/16/13	0.110%	27,000	26,993,730
10/18/13	0.110%	3,500	3,499,166
10/25/13	0.115%	18,500	18,494,977
10/16/13	0.120%	7,500	7,498,100
10/25/13	0.120%	5,400	5,398,470
Federal Home Loan Mortgage Corp.
9/13/13 (a)	0.131%	98,000	98,002,097
11/04/13 (a)	0.165%	2,000	2,000,111

	Yield*	Principal Amount (000)	U.S. $ Value
9/12/13 (a)	0.300%	$2,000	$2,000,348
9/03/13 (a)	0.320%	102,000	102,024,275
10/30/13	0.375%	3,000	3,001,866
11/18/13 (a)	0.390%	28,450	28,475,772
10/15/13	0.500%	1,000	1,000,751
10/28/13	0.875%	21,724	21,763,315
2/25/14	1.375%	57,025	57,414,269
2/19/14	2.175%	2,015	2,037,506
1/15/14	4.500%	1,502	1,531,661
Federal Home Loan Mortgage Discount Notes
8/05/13	0.070%	9,500	9,499,926
8/26/13	0.085%	48,000	47,997,167
11/18/13	0.090%	10,230	10,227,212
8/26/13	0.100%	6,000	5,999,583
10/28/13	0.100%	5,500	5,498,656
8/20/13	0.110%	5,000	4,999,710
10/28/13	0.110%	9,100	9,097,553
10/31/13	0.110%	3,500	3,499,027
10/08/13	0.118%	8,794	8,792,040
10/21/13	0.120%	5,500	5,498,515
10/22/13	0.120%	3,600	3,599,016
1/21/14	0.130%	9,975	9,968,768
Federal National Mortgage Association
11/14/13 (a)	0.161%	92,900	92,908,891
11/08/13 (a)	0.165%	15,650	15,651,680
8/12/13 (a)	0.182%	130,618	130,620,277
10/17/13 (a)	0.330%	30,000	30,015,932
10/28/13 (a)	0.330%	1,520	1,520,927
10/25/13 (a)	0.350%	2,000	2,000,946
8/09/13	0.500%	10,000	10,000,826
9/23/13	1.000%	29,528	29,565,488
9/09/13	1.050%	7,620	7,627,651
8/20/13	1.250%	21,727	21,739,841
2/24/14	1.350%	2,250	2,264,762
2/05/14	2.750%	3,445	3,490,814
Federal National Mortgage Association Discount Notes
10/02/13	0.070%	12,800	12,798,457
8/07/13	0.080%	5,500	5,499,927
8/08/13	0.080%	8,000	7,999,876
11/06/13	0.080%	4,000	3,999,138
8/19/13	0.095%	25,000	24,998,812
8/21/13	0.100%	16,545	16,544,081
8/28/13	0.100%	8,000	7,999,400
11/01/13	0.100%	5,900	5,898,492
9/03/13	0.115%	25,000	24,997,365
10/02/13	0.115%	50,000	49,990,097
12/04/13	0.120%	9,000	8,996,250
2/03/14	0.150%	25,000	24,980,625
U.S. Treasury Bill
10/03/13	0.090%	50,000	49,992,125
1/02/14	0.090%	150,000	149,942,250
10/03/13	0.091%	50,000	49,992,037
10/10/13	0.096%	100,000	99,981,334
8/01/13	0.103%	50,000	50,000,000
8/08/13	0.111%	100,000	99,997,842

	Yield*	Principal Amount (000)	U.S. $ Value
8/15/13	0.123%	$100,000	$99,995,236
8/29/13	0.123%	100,000	99,990,434
8/22/13	0.126%	100,000	99,992,650
U.S. Treasury Notes
8/15/13	0.750%	50,000	50,012,952
1/15/14	1.000%	150,000	150,607,746
1/31/14	1.750%	100,000	100,813,670
10/31/13	2.750%	100,000	100,662,902
8/15/13	4.250%	39,000	39,062,862

			4,451,876,656

Repurchase Agreements - 9.3%
Bank of America 0.05%, dated 7/15/13 due 8/05/13 in the amount of $150,004,375 (collateralized by $147,096,600 U.S. Treasury Notes 0.25% to 4.00%, due 12/15/15 to 8/15/18, value $153,000,049)		150,000	150,000,000
Deutsche Bank 0.08%, dated 7/31/13 due 8/01/13 in the amount of $130,000,289 (collateralized by $132,600,600 U.S. Treasury Bill, Zero coupon due 8/15/13, value $132,600,070)		130,000	130,000,000
JPMorgan Securities, Inc. 0.03%, dated 7/29/13 due 8/05/13 in the amount of $100,000,583 (collateralized by $102,385,000 U.S. Treasury Note, 0.25% due 12/15/15, value $102,001,487)		100,000	100,000,000
Mizuho Securities USA 0.07%, dated 7/31/13 due 8/01/13 in the amount of $51,800,101 (collateralized by $52,471,100 U.S Treasury Bill and U.S. Treasury Note, Zero coupon to 1.50% due 12/26/13 to 12/31/13, value $52,836,040)		51,800	51,800,000
UBS 0.05%, dated 7/31/13 due 8/01/13 in the amount of $25,000,035 (collateralized by $25,530,600 U.S. Treasury Bill, Zero coupon due 7/24/14, value $25,500,040)		25,000	25,000,000

			456,800,000

Total Investments - 99.9% (cost $4,908,676,656) (b)			4,908,676,656
Other assets less liabilities - 0.1%			4,644,735

Net Assets - 100.0%			$4,913,321,391

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(b)	As of July 31, 2013, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$4,451,876,656	$	– 0	–	$4,451,876,656
Repurchase Agreements		– 0	–	456,800,000		– 0	–	456,800,000

Total^	$	– 0	–	$4,908,676,656	$	– 0	–	$4,908,676,656

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2013